Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Advances for Vessels Under Construction and Acquisitions [Table Text Block]
Balance, December 31, 2014	88,965,085
Advances for vessels under construction and acquisitions	148,318,231
Capitalized interest	1,822,443
Capitalized expenses	5,085,534
Vessels delivered	(200,159,411)

Balance, December 31, 2015	44,031,882
Advances for vessels under construction and acquisitions	51,949,154
Capitalized interest	1,660,802
Capitalized expenses	2,576,626
Vessels delivered	(44,432,663)

Balance, December 31, 2016	55,785,801